FAIR VALUE MEASUREMENTS - SECURITIZE, INC. AND SUBSIDIARIES - Cost and Fair Value of Investments (Details) - Securitize, Inc. and Subsidiaries - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	$ 928,037	$ 911,609	$ 1,290,517
Gross Unrealized Gains	7,594	16,428	0
Gross Unrealized Losses	0	0	(21,144)
Fair Value	$ 935,631	$ 928,037	$ 1,269,373